UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

11/30

Date of reporting period:  5/31/12

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI - ANNUAL REPORT

MAY 31, 2012

ADVISOR

CLS Investments, LLC

Distributed by Northern Lights Distributors, LLC, Member FINRA

MILESTONE TREASURY OBLIGATIONS FUND

Letter to Our Shareholders

MAY 31, 2012

Dear Investors:

During the past six months, the Milestone Treasury Obligations Fund focused on its conservative investment philosophy and management discipline.  As a cash alternative, The Fund continued to return principal and provide daily liquidity.  We are proud to provide this semi-annual report which highlights the results of our conservative, compliance-driven investment philosophy.

 As we look ahead to the second half of 2012, we remain committed to our mission and values.  We look forward to continuing to work in partnership with you all to address your liquidity objectives and cash management priorities.  We will continue to explore new cash management capabilities in direct response to requests from both current and prospective investors.

 Thank you again for investing in the Milestone Funds and feel free to contact us directly to tell us how we can be of service to you.  We welcome your feedback and input as we continue to uphold our commitment to you based on our core principles.

Best regards,

Marc Pfeffer

CLS Investments, LLC

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1178-NLD-7/27/2012

Milestone Treasury Obligations Fund
Portfolio Summary (Unaudited)
May 31, 2012

PORTFOLIO BREAKDOWN

All data is as of May 31, 2012. The Portfolio breakdown is expressed as a percentage of total investments and may vary over time.

Milestone Treasury Obligations Fund
Portfolio of Investments (Unaudited)
May 31, 2012

	Principal	Interest	Maturity	Value
	Amount	Rate	Date	(note 1)

U.S. Government Obligations - 29.6%

U.S. Treasury Bills *- 1.6%
	$5,000,000	0.14%	9/20/2012	$ 4,997,919

U.S. Treasury Notes - 28.0%
	10,000,000	0.15%	7/31/12	10,007,760
	10,000,000	0.11%	8/31/12	10,006,524
	20,000,000	0.16%	9/30/12	20,014,073
	30,000,000	0.15%	10/31/12	30,027,753
	10,000,000	0.20%	2/15/13	10,083,119
	10,000,000	0.19%	2/28/13	10,032,140
				90,171,369

Total U.S. Government Obligations (Cost $95,169,288)				95,169,288

Repurchase Agreements - 70.4%

BNP Paribas Securities Corp., dated 5/31/12, repurchase price $65,000,000 (Collateralized by: U.S. Treasury Inflationary
Notes, $12,281,900, 0.125%, 4/15/16, aggregate market value plus accrued interest $13,358,679; U.S. Treasury Notes:
$50,373,300, 2.375%, 10/31/14; aggregate market value plus accrued interest $52,941,365

	65,000,000	0.19%	6/1/12	65,000,000

Merrill Lynch Fenner Pierce & Smith Inc., dated 5/31/12, repurchase price $41,000,000 (Collateralized by: U.S. Treasury Note: $41,261,400, 0.875%, 1/31/17; aggregate market value plus accrued interest $41,820,024)

	41,000,000	0.18%	6/1/12	41,000,000

Credit Suisse Securities (USA) LLC, dated 5/31/12, repurchase price $50,000,000 (Collateralized by: U.S. Treasury Notes:
$50,348,600, 0.625% - 4.625%, 7/15/12 - 11/15/16; aggregate market value plus accrued interest $51,003,345)

	50,000,000	0.18%	6/1/12	50,000,000
See notes to financial statements.
Milestone Treasury Obligations Fund
Portfolio of Investments (Unaudited) (Continued)
May 31, 2012

	Principal	Interest	Maturity	Value
	Amount	Rate	Date	(note 1)

Repurchase Agreements - 70.4% (Cont.)
Societe Generale, dated 5/31/12, repurchase price $70,000,000 (Collateralized by: U.S. Treasury Inflationary Note:
$57,937,000, 1.25%, 7/15/20; aggregate market value plus accrued interest $71,400,049)

	$ 70,000,000	0.19%	6/1/12	$ 70,000,000

Total Repurchase Agreements (Cost $226,000,000)				226,000,000

Total Investments (Cost $321,169,288) - 100.0% (a)				$ 321,169,288
Liabilities less other assets - 0.0% **				(17,595)
Net Assets-100.0%				$ 321,151,693

* Coupon rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.
** Represents less than 0.05%
(a) The cost stated also approximates the aggregate cost for Federal income tax purposes.

See notes to financial statements.

Milestone Treasury Obligations Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2012

ASSETS
Investments, at value and cost	$ 95,169,288
Repurchase agreements, at value and cost	226,000,000
Cash	66,250
Receivable for Fund shares sold	96
Interest receivable	110,293
Prepaid expenses and other assets	25,492
TOTAL ASSETS	321,371,419

LIABILITIES
Investment advisory fees payable	33,249
Fees payable to other affiliates	43,033
Shareholder services	13,409
Dividends payable	1,888
Accrued expenses and other liabilities	128,147
TOTAL LIABILITIES	219,726
NET ASSETS	$ 321,151,693

Net Assets Consist Of:
Shares of beneficial interest	$ 321,151,258
Accumulated net realized gain from security transactions	435
NET ASSETS	$ 321,151,693

See notes to financial statements.
Milestone Treasury Obligations Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)
May 31, 2012

Net Asset Value Per Share:
Investor Shares:
Net Assets	$ 42,852,195
Shares of beneficial interest outstanding	42,823,724
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 1.00

Institutional Shares:
Net Assets	$ 114,828,066
Shares of beneficial interest outstanding	114,720,472
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 1.00

Financial Shares:
Net Assets	$ 101,477,179
Shares of beneficial interest outstanding	101,550,238
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 1.00

Premium Shares:
Net Assets	$ 61,994,253
Shares of beneficial interest outstanding	62,054,652
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 1.00

See notes to financial statements.

Milestone Treasury Obligations Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2012

INVESTMENT INCOME
Interest	$ 232,750
TOTAL INVESTMENT INCOME	232,750

EXPENSES
Investment advisory fees	190,257
Distribution (12b-1) fees:
Premium Shares	63,709
Shareholder service fees:
Investor Shares	58,367
Institutional Shares	75,655
Financial Shares	32,886
Premium Shares	63,709
Administrative services fees	39,054
Publication fees	30,508
Transfer agent fees	27,574
Registration fees	20,055
Printing and postage expenses	7,521
Insurance expense	2,507
Other expenses	41,339
TOTAL EXPENSES	653,141

Less: Expense Reimbursements/waivers	(432,929)

NET EXPENSES	220,212
NET INVESTMENT INCOME	12,538

REALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	930

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 13,468
See notes to financial statements.

Milestone Treasury Obligations Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2012 (Unaudited)	November 30, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$ 12,538	81,968
Net realized gain from security transactions	930	13,911
Net increase in net assets resulting from operations	13,468	95,879

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Investor Shares	(46)	(1,664)
Institutional Shares	(231)	(11,193)
Financial Shares	(170)	(14,248)
Premium Shares	(48)	(1,726)
From net investment income:
Investor Shares	(1,274)	(1,825)
Institutional Shares	(4,441)	(10,680)
Financial Shares	(5,432)	(67,674)
Premium Shares	(1,391)	(1,789)
Net decrease in net assets from distributions to shareholders	(13,033)	(110,799)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST *
Proceeds from shares sold:
Investor Shares	50,510,008	170,060,284
Institutional Shares	614,746,251	2,928,360,628
Financial Shares	988,855,617	3,462,621,078
Premium Shares	24,147,471	51,554,714
Net asset value of shares issued in reinvestment of distributions:
Investor Shares	469	875
Institutional Shares	484	3,096
Financial Shares	1,037	16,676
Payments for shares redeemed:
Investor Shares	(61,150,317)	(169,382,528)
Institutional Shares	(740,641,377)	(3,052,775,312)
Financial Shares	(1,074,449,786)	(3,796,165,455)
Premium Shares	(10,024,881)	(369,669,160)
Net decrease in net assets from shares of beneficial interest	(208,005,024)	(775,375,104)

TOTAL DECREASE IN NET ASSETS	(208,004,589)	(775,390,024)

NET ASSETS
Beginning of Period	529,156,282	1,304,546,306
End of Period **	$ 321,151,693	$ 529,156,282
*Includes undistributed net investment income of:	$ -	$ -
**Share transactions at net asset value of $1.00 per share

See notes to financial statements.

Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS
		Investor Shares

		Six Months Ended		Year Ended November 30,
		May 31, 2012		2011		2010		2009		2008	2007
		(Unaudited)
Net asset value, beginning of period		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00

Activity from investment operations:
	Net investment income	0.000	(1,2)	0.000	(1,2)	0.000	(2)	0.000	(2)	0.017	0.046

Less distributions from:
	Net investment income	(0.000)	(2)	(0.000)	(2)	(0.000)	(2)	(0.000)	(2)	(0.017)	(0.046)

Net asset value, end of period		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00

Total return		0.00%		0.01%		0.01%		0.02%		1.74%	4.71%

Net assets, at end of period (000s)		$ 42,852		$ 53,492		$ 52,814		$ 93,669		$ 164,936	$ 304,798

Ratio of gross expenses to average
	net assets (3)	0.44%	(6)	0.55%		0.59%		0.53%		0.47%	0.48%
Ratio of net expenses to average
	net assets	0.12%	(4,6)	0.13%	(5)	0.19%	(5)	0.35%	(5)	0.45%	0.45%
Ratio of net investment income
	to average net assets	0.01%	(6)	0.00%	(7)	0.00%	(7)	0.02%		1.92%	4.62%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Amount represents less than $0.01 per share.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	The Advisor, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver
	0.33% for the period ended May 31, 2012, decreased the net expense ratio.
(5)	The previous Advisor, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return.
	The additional waiver, 0.10%, 0.26%, and 0.32% for the periods ended November 30, 2009 through November 30, 2011,
	respectively, decreased the net expense ratio. A portion of the waiver for the period ended November 30, 2011 were waived by
	CLS Investments, LLC.
(6)	Annualized.
(7)	Less than 0.005%.

See notes to financial statements.

Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS
		Institutional Shares

		Six Months Ended		Year Ended November 30,
		May 31, 2012		2011		2010		2009	2008	2007
		(Unaudited)
Net asset value, beginning of period		$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00

Activity from investment operations:
	Net investment income	0.000	(1,2)	0.000	(1,2)	0.000	(2)	0.002	0.020	0.049

Less distributions from:
	Net investment income	(0.000)	(2)	(0.000)	(2)	(0.000)	(2)	(0.002)	(0.020)	(0.049)

Net asset value, end of period		$ 1.00		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00

Total return		0.00%		0.01%		0.01%		0.16%	1.99%	4.98%

Net assets, at end of period (000s)		$ 114,828		$ 240,723		$ 365,139		$ 657,906	$ 606,165	$ 1,381,619

Ratio of gross expenses to average
	net assets (3)	0.29%	(6)	0.34%		0.35%		0.33%	0.30%	0.29%
Ratio of net expenses to average
	net assets	0.11%	(4,6)	0.13%	(5)	0.19%	(5)	0.20%	0.20%	0.20%
Ratio of net investment income
	to average net assets	0.01%	(6)	0.00%	(7)	0.01%		0.17%	2.15%	4.85%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Amount represents less than $0.01 per share.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	The Advisor, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver,
	0.09% for the period ended May 31, 2012, decreased the net expense ratio.
(5)	The previous Advisor, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return.
	The additional waiver, 0.01% and 0.07%, for the periods ended November 30, 2010, and November 30, 2011, respectively,
	decreased the net expense ratio. A portion of the waiver for the period ended November 30, 2011 were waived by CLS Investments, LLC.
(6)	Annualized.
(7)	Less than 0.005%.

See notes to financial statements.

Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS
		Financial Shares

		Six Months Ended		Year Ended November 30,
		May 31, 2012		2011		2010	2009	2008	2007
		(Unaudited)
Net asset value, beginning of period		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Activity from investment operations:
	Net investment income	0.000	(1,2)	0.000	(1,2)	0.001	0.002	0.020	0.049

Less distributions from:
	Net investment income	(0.000)	(2)	(0.000)	(2)	(0.001)	(0.002)	(0.020)	(0.049)

Net asset value, end of period		$ 1.00		$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return		0.00%		0.02%		0.05%	0.21%	2.04%	5.03%

Net assets, at end of period (000s)		$ 101,477		$ 187,070		$ 520,606	$ 604,040	$ 763,007	$ 538,914

Ratio of gross expenses to average
	net assets (3)	0.24%	(6)	0.24%		0.20%	0.20%	0.19%	0.18%
Ratio of net expenses to average
	net assets	0.12%	(4,6)	0.12%	(5)	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income
	to average net assets	0.01%	(6)	0.02%		0.05%	0.22%	2.01%	4.91%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Amount represents less than $0.01 per share.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	The Advisor, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver,
	0.03% for the period ended May 31, 2012, decreased the net expense ratio.
(5)	The previous Advisor, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return.
	The additional waiver, 0.03%, for the period ended November 30, 2011, decreased the net expense ratio. A portion of the waiver for
	the period ended November 30, 2011 were waived by CLS Investments, LLC.
(6)	Annualized.

See notes to financial statements.

Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS
		Premium Shares

		Six Months Ended		Year Ended November 30,
		May 31, 2012		2011		2010		2009		2008		2007
		(Unaudited)
Net asset value, beginning of period		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Activity from investment operations:
	Net investment loss	0.000	(1,2)	0.000	(1,2)	0.000	(2)	0.000	(2)	0.015		0.044

Less distributions from:
	Net investment income	(0.000)	(2)	(0.000)	(2)	(0.000)	(2)	(0.000)	(2)	(0.015)		(0.044)

Net asset value, end of period		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total return		0.00%		0.01%		0.01%		0.01%		1.55%		4.52%

Net assets, at end of period (000s)		$ 61,994		$ 47,872		$ 365,987		$ 388,501		$ 95,718		$ 96,511

Ratio of gross expenses to average
	net assets (3)	0.69%	(6)	0.70%		0.65%		0.65%		0.65%		0.64%
Ratio of net expenses to average
	net assets	0.12%	(4,6)	0.13%	(5)	0.19%	(5)	0.29%	(5)	0.64%	(5,8)	0.64%	(5,8)
Ratio of net investment income
	to average net assets	0.01%	(6)	0.00%		0.00%	(7)	0.00%	(7)	1.53%		4.44%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Amount represents less than $0.01 per share.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4)	The Advisor, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver,
	0.53% for the period ended May 31, 2012, decreased the net expense ratio.
(5)	The previous Advisor, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return.
	The additional waivers, 0.01%, 0.01%, 0.36%, 0.46%, and 0.52%, for the periods ended November 30, 2007 through
	November 30, 2011, respectively, decreased the net expense ratio. A portion of the waiver for the period ended November 30, 2011
	were waived by CLS Investments, LLC.
(6)	Annualized.
(7)	Less than 0.005%.
(8)	Distribution fee waived represents less than 0.001% for each of the respective periods presented.

See notes to financial statements.

Milestone Treasury Obligations Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

May 31, 2012

NOTE 1. ORGANIZATION

The Milestone Treasury Obligations Fund (the “Fund”), formerly known as the Treasury Obligations Portfolio, was reorganized into the AdvisorOne Fund Trust (the “Trust”) on January 23, 2012.  The Trust was formed as a Delaware business trust in December 1996 and is registered as an open-end, management investment company under the Investment Company Act of 1940.  The Fund’s predecessor was a series of the Milestone Funds, a Delaware business trust formed on July 14, 1994.  The Fund is registered as an open-end, management investment company under the Investment Company Act of 1940 and authorized to issue an unlimited number of shares of beneficial interest without par value of four classes of shares: Investor Shares, Institutional Shares, Financial Shares and Premium Shares.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Valuation of Securities - Securities in which the Fund invests are valued at amortized cost.  Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

Fair Value Measurement - Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level  2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Milestone Treasury Obligations Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2012

Level  3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2012 for the Fund’s assets measured at fair value:

	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$ -	$ 95,169,288	$ -	$ 95,169,288
Repurchase Agreements	-	226,000,000	-	226,000,000
Total	$ -	$321,169,288	$ -	$321,169,288

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

Refer to the Portfolio of Investments for security classifications.

Repurchase Agreements - The Fund may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Fund's agreement to resell the securities at par.  The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees.  Securities purchased subject to repurchase agreements are maintained with a custodian of the Fund and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price.  If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Fund will require the seller to deposit additional collateral by the next business day.  In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Security Transactions - Security transactions are recorded on the trade date.  Realized gains and losses are recorded on the identified cost basis.  The cost of investments for federal income tax purposes at May 31, 2012 is substantially the same as shown on the accompanying portfolio of investments.

Expenses - Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Multiple Class Allocations - Each share of the Fund's four classes represents an undivided, proportionate interest in the Fund. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Fund's class specific expenses include Shareholder Service fees and Distribution fees.  In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders.  Therefore, no provision has been made for federal income taxes.

Accounting for Uncertainty in Income Taxes requires management of the Fund to analyze all open tax years (2008-2011) as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended November 30, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Interest Income and Dividends to Shareholders - Interest income is accrued as earned. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividends to shareholders from each class of the Fund’s net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carry-forwards, are distributed at least annually. Net realized capital gains earned by the Fund are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes are substantially the same as shown in the Statement of Changes in Net Assets.

Milestone Treasury Obligations Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2012

Indemnification - The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

The Fund has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Adviser”), a subsidiary of NorthStar Financial Services Group, LLC.  As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, the Funds will pay the Adviser a fee accrued daily and paid monthly, at the annualized rate of 0.10% of the average daily net assets of the Fund. The Adviser waived Advisory fees amounting to $157,697 for the six months ended May 31, 2012.

For the current period, the Adviser has agreed to waive any portion of its fees and waive or reimburse any other expenses in order to limit the total operating expenses for each share class to as follows:

Share Class	Operating Expenses per Share
Investor Shares	0.45%
Institutional Shares	0.20%
Financial Shares	0.15%
Premium Shares	0.65%

The Adviser has voluntarily agreed to waive additional fees in order to maintain a positive yield.  This agreement may be terminated at any time.

The Trust has adopted a Shareholder Services Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers.  Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services.

Milestone Treasury Obligations Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2012

For these services, the Fund pays servicing fees at an annual rate of the average daily net assets as follows:

Share Class	Shareholder Servicing Fees
Investor Shares	0.25%
Institutional Shares	0.10%
Financial Shares	0.05%
Premium Shares	0.25%

The Fund pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

For the six months ended May 31, 2012, the Fund paid Shareholder Service fees in the amount of $5,685.  The Fund waived Shareholder Services fees as follows:

Share Class	Expense Waiver
Investor Shares	$55,666
Institutional Shares	69,266
Financial Shares	26,296
Premium Shares	60,295

Administration, Fund Accounting, Transfer Agent

Pursuant to separate servicing agreements with Gemini Fund Services (“GFS”), the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  Prior to January 23, 2012, ALPS Fund Services, Inc. was the Fund’s transfer agent.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For the provision of these services, Gemcom receives customary fees from the Fund.

Milestone Treasury Obligations Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2012

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Distributor

As of January 23, 2012, the distributor of the Fund is Northern Lights Distributors, LLC. (the “Distributor”), an affiliate of the Adviser. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Premium Shares.  The plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Premium Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust.  For the six months ended May 31, 2012, pursuant to this plan, the Adviser charged fees, prior to any waivers, at an annual rate equal to 0.25% of the average daily net assets of the Premium Shares. The plan will only make payment for expenses actually incurred on a first-in, first-out basis.  The plan may carry forward for an unlimited number of years any unreimbursed expenses.  As of May 31, 2012, there were no unreimbursed expenses.  Prior to January 23, 2012, ALPS Distributors, Inc. was the Fund’s distributor.

For the six months ended May 31, 2012, distribution fees paid of the average daily net assets were as follows:

Share Class	Distribution Fees
Premium Shares	0.00%

Total distribution fees for the Premium Shares for the six months ended May 31, 2012, were $63,709 with waivers of $63,709.

Trustees Fees

The Funds pay no compensation to their Trustees who are employees of the Adviser or its affiliates.  Effective July 1, 2011, the Board approved the following Trustee compensation schedule: Each Trustee will receive a flat fee of $6,000 per quarter.  Previously, each Trustee received $3,000 for each regular board meeting attended in-person.  The Trust also reimburses each such Trustee for travel and other expenses incurred in attending meetings of the Board.

Milestone Treasury Obligations Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2012

NOTE 4.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended November 30, 2011 and November 30, 2010 were attributed to ordinary income.

As of November 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings
Treasury Obligations Portfolio	$ -	$ -	$ -

Permanent book and tax differences, primarily attributable to prior year equalization debits, resulted in reclassification for the Fund for the fiscal year ended November 30, 2011 as follows:

Paid	Accumulated Net
in	Realized Gain from
Capital	Security Transactions
$ 7,479	$ (7,479)

NOTE 5.  NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.  Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets.  The ASU 2011-03 removes the transferor's ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (“IFRSs”).”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Milestone Treasury Obligations Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2012

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

NOTE 6.  SHAREHOLDER MEETING

The  Board of Directors of the Milestone Funds (the “Predecessor Trust”) held a Special Meeting of the Shareholders of the Milestone Treasury Obligations Portfolio (“Predecessor Fund”), a series of the Predecessor Trust, on December 27, 2011 for the purpose of approving an Agreement and Plan of Reorganization (the “Agreement and Plan of Reorganization”), by and among the Predecessor Trust, on behalf of the Predecessor Fund, AdvisorOne Funds (the “Trust”), on behalf of its newly created series the Milestone Treasury Obligations Fund (the “Fund”), and Gemini Fund Services, LLC, the administrator of the Trust and CLS Investments, LLC, the investment advisor to the Fund.

At the close of business November 21, 2011, the record date for the Special Meeting of Shareholders, there were outstanding 583,310,778 shares of beneficial interest of the Predecessor Fund.  A quorum of Predecessor Fund shareholders was present for the Special Meeting with 50.70% of the outstanding shares represented in person or by proxy.

With respect to approval of the proposed Agreement and Plan of Reorganization the following votes were cast:

For Approval:  295,728,319 shares voted

Against Approval:  0.00 shares voted

Abstained:  0.00 shares voted

NOTE 7.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Milestone Treasury Obligations Fund

EXPENSE EXAMPLE (Unaudited)

May 31, 2012

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; administration fees; shareholder service fees; distribution fees (Premium Shares); and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2011 through May 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Portfolio’s Annualized Expense Ratio	Beginning Account Value 12/1/11	Ending Account Value 5/31/12*	Expenses Paid During Period***	Ending Account Value 5/31/12**	Expenses Paid During Period***
Milestone Treasury Obligations Fund:
Investor Class	0.12%	$1,000.00	$1,000.00	$ 0.59	$1,024.48	$ 0.60
Institutional Class	0.11%	$1,000.00	$1,000.00	$ 0.55	$1,024.51	$ 0.56
Financial Class	0.12%	$1,000.00	$1,000.00	$ 0.60	$1,024.47	$ 0.61
Premium Class	0.12%	$1,000.00	$1,000.00	$ 0.60	$1,024.47	$ 0.61

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

***Annualized.

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

At a special meeting of the Board of Trustees (the “Board”) of the AdvisorOne Funds (the “Trust”) held on August 18, 2011, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and CLS Investments, LLC (“CLS” or the “Adviser”) with respect to the Milestone Treasury Obligations Fund (the “Milestone Fund” or “Fund”).

The Board reviewed information related to the proposed Investment Advisory Agreement with the Trust (the “Advisory Agreement”), including (a) the investment performance of the Fund, a peer group of funds and appropriate indices; (b) the Adviser’s personnel and resources; and (c) comparative fees and expenses of a peer group of funds.  The Board deliberations included a consideration of the following:

Nature, Extent and Quality of Services.  The Board reviewed materials provided by CLS related to the Advisory Agreement with the Trust, including CLS’s ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the Milestone Fund, including the team of individuals that primarily monitor and execute the investment process, and an organization chart of CLS and its parent company.  The Board discussed the extent of CLS’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board noted that CLS had not amended its Code of Ethics, proxy voting policy, or compliance procedures since the last renewal of the Advisory Agreement on March 25, 2011.  The Board received satisfactory responses from CLS with respect to a series of important questions, including whether CLS has procedures in place to adequately address the compliance requirements for a money market fund.  The Board reviewed the description provided by CLS of its practices for monitoring compliance with the Milestone Fund’s investment limitations, noting CLS’s CCO periodically reviews the portfolio managers’ performance of their duties to ensure compliance with the Fund’s compliance program.  The Board also noted that the CCO of the Trust is aware of the requirements of Rule 2a-7 under the Investment Company Act of 1940 and will ensure that the Trust’s and CLS’s procedures cover Rule 2a-7.  The Board then reviewed CLS’s overview of its current trading practices and its policies with respect to selection of broker-dealers for portfolio transactions.  The trustees noted with approval CLS’s plans to invest in a pre-trade compliance system which will enhance compliance oversight.  The Board also noted, as discussed extensively at a prior meeting, the results of the most recent SEC exam.  The Board also noted that CLS has employed the current portfolio management team from Milestone Capital Management, LLC who will continue to monitor compliance, particularly concerning Rule 2a-7, and manage the Milestone Fund in the same style.  The Board then reviewed the capitalization of CLS based on financial information provided by CLS and concluded that CLS was sufficiently well-capitalized to meet its obligations to the Milestone Fund.  The Board concluded that CLS has provided quality advisory services to the Trust and they believe CLS will mange in a manner that is consistent with the Board's expectations.

Performance.  The Board reviewed the Milestone Fund information regarding the historical performance of its predecessor fund as compared to a peer group of funds.  They noted that CLS would have to waive fees to maintain the NAV.  The Board concluded that past performance was acceptable.

Fees and Expenses.  The Board reviewed the proposed advisory fee and expense ratio of the Milestone Fund compared to fees paid by a peer group of funds.  The Board noted that this is the first money market fund managed by CLS and that the proposed ten basis point advisory fee is lower than any advisory fee charged currently by CLS to any of its clients. The Board noted that while the Financial shares of the Fund’s predecessor fund has consistently generated top five performance versus the Cran Data universe of Institutional and Repo funds, lower stated expense ratios and more aggressive fee waivers by its peers have caused the predecessor fund to slip to a sixth place ranking.  The Board agreed that, although the expense ratio is on the higher side, fees for the proposed Milestone Fund appear to be within an appropriate range.

The Board then reviewed the proposed contractual fee agreements for each proposed Premium, Financial, Institutional and Investor Class shares, which stated that CLS proposes to waive or limit its management fees and/or reimburse expenses so that expenses do not exceed 0.065%, 0.15%, 0.20% and 0.45% respectively, until at least March 31, 2013. With respect to CLS’s ability to subsidize the Milestone Fund’s expenses, the Board noted that they had reviewed CLS financial information recently and were provided with information about CLS’s current monthly income and expected outlook. After further discussion the Board found such arrangements to be beneficial to shareholders.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Milestone Fund, and whether there is potential for realization of any further economies of scale.  The Board noted that the current advisory fee levels are competitive and that by the Milestone Fund joining the other ten AdvisorOne Funds, all the funds gain the benefit of lower administrative and servicing cost allocations.  After discussion, it was the consensus of the Board that, based on the current size of the Milestone Fund and low fees, economies of scale were not a material consideration at this time, but would be re-evaluated in the future.

Profitability.  The Board considered the profits to be realized by CLS in connection with the operation of the Milestone Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Milestone Fund.  It also considered the income and other benefits realized by CLS and its affiliates from activities and services provided to the Milestone Fund.  As stated in the materials provided, CLS reported it did not receive payments from the Milestone Fund other than for advisory fees paid pursuant to the Advisory Agreement, but that CLS affiliates will benefit from the various relationships with the Milestone Fund.  The Board noted that CLS expects no profits from the Milestone Fund in the immediate future and the profitability of the Milestone Fund to be minimal over the next year and that CLS believes it will be able to increase the assets to such a level that a reasonable profit will result.

Conclusion.  Having requested and received such information from CLS as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement was in the best interests of the Milestone Fund and its shareholders.

Milestone Treasury Obligations Fund

TRUSTEES AND OFFICERS (Unaudited)

May 31, 2012

Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, are shown below.  The term of office of each Trustee listed below will continue indefinitely.  Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Omaha, Nebraska 68137.

Independent Trustees

Name, Address and Age (Year of Birth)	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl 1950	Trustee Since 2004	Consultant to small and emerging businesses (since 2000).	11

Northern Lights Fund Trust and Northern Lights Variable Trust (97 portfolios); Satuit Capital Management Trust; Ladenburg Thalmann Alternative Strategies Fund, The World Funds Trust, Global Real Estate Fund (2008-2011), The Z Seven Fund, Inc., (2007- May 2010),  Greenwich Advisors Trust (2007 – February 2011) .

Gary W. Lanzen 1954	Trustee Since 2003	Chief Investment Officer, Orizon Investment Counsel, LLC, (2000-2010).	11	Northern Lights Fund Trust and Northern Lights Variable Trust (97 portfolios), Ladenburg Thalmann Alternative Strategies Fund
Larry A. Carter 1952	Trustee Since February 2012	Consultant to private equity clients on grain processing industry (since 2004).	11	NONE
John W. Davidson 1946	Trustee Since February 2012	Director, President & Chief Economist of PartnerRe Asset Management Corporation; Chief Investment Officer of Partner Reinsurance Company of the US (2001-2008); Creator, author and founder of John Davidson’s Economic Comments (2009-Present).	11	PartnerRe Asset Management Corporation, PartnerRe Reinsurance Company of the US
Edward D. Foy 1952	Trustee Since February 2012	President and Chief Investment Officer of Foy Financial Services, Inc. (1987-Present).	11	NONE

Milestone Treasury Obligations Fund

TRUSTEES AND OFFICERS (Unaudited)(Continued)

May 31, 2012

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
W. Patrick Clarke *** 1945	Trustee Since February 2012	President of the Trust (2003-2012); Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC (since 2003); Manager of CLS Investments, LLC (since 1989); Orion Advisor Services, LLC (since 2003); Gemini Fund Services, LLC (since 2003); Northern Lights Distributors, LLC (since 2003); Gemcom, LLC (since 2004); Northern Lights Compliance Services, LLC (since 2004); and Taurus Financial Consultants, LLC (since 2004); Director of Constellation Trust Company (since 2004).	11	NONE
Douglas E. McCash**** 1970	Trustee Since February 2012	Chief Compliance Officer for CLS Investments, LLC (2008-Present); Associate General Counsel NorthStar Financial Services Group, LLC (2006-2011).	11	NONE
Todd Clarke***** 1969	President Since March 2012	President of the Trust (since March 2012) and President, CLS Investments, LLC (since 2004).	N/A	Millard Public Schools Foundation
Brian Nielsen****** 1972	Secretary and Chief Legal Officer Since 2003

Secretary and Chief Legal Officer of the Trust; Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003), CLS Investments, LLC and Orion Advisor Services, LLC (since 2001); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Assistant Secretary for Gemini Fund Services, LLC (since 2004); Secretary and General Counsel for Gemcom, LLC (since 2004); and Manager Secretary and General Counsel for Northern Lights Compliance Services, LLC (since 2004).

			N/A	Northern Lights Fund Trust II (20 portfolios)

Milestone Treasury Obligations Fund

TRUSTEES AND OFFICERS (Unaudited)(Continued)

May 31, 2012

Interested Trustees and Officers (cont.)

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael J. Wagner 1950	Chief Compliance Officer Since 2006	President (4/2006-present) and Chief Operating Officer (9/2004–3/2006) of Northern Lights Compliance Services, LLC.	N/A	N/A
Dawn Borelli 1972	Treasurer Since April 2012	Assistant Vice President, of Fund Administration, Gemini Fund Services, LLC since 2010, Assistant Vice President of Global Fund Administration, Legg Mason & Co. LLC (financial service company) from 2003 to 2010.	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the AdvisorOne Funds trust.

***W. Patrick Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator and Fund Accountant), CLS Investments, LLC (investment adviser to certain funds of the trust) and Northern Lights Distributors, LLC (the Funds’ Distributor). Mr. Clarke is the father of Todd Clarke and the father-in-law of Brian Nielsen.

**** Mr. McCash is categorized as an “interested” trustee because of his position as CCO, and prior position as legal counsel, of CLS Investments, LLC.

*****Mr. Todd Clarke is the son of W. Patrick Clarke and the brother-in-law of Brian Nielsen.

******Mr. Nielsen is the son-in-law of W. Patrick Clarke and the brother-in-law of Todd Clarke.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-811-0225.

Rev. June 2011
FACTS	WHAT DOES ADVISORONE FUNDS (“ADVISORONE”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number

• Employment information

• Account balances

• Account transactions

• Income

• Investment experience

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons AdvisorOne chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AdvisorOne share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call (866) 811-0225 or go to www.advisoronefunds.com

Who we are

Who is providing this notice?	AdvisorOne Funds

What we do

How does AdvisorOne protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does AdvisorOne collect my personal information?

We collect your personal information, for example, when you

• open an account

• give us your income information

• provide employment information

• provide account information

• give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for nonaffiliates to market to you State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of AdvisorOne:

• CLS Investments, LLC

• NorthStar Financial Services Group, LLC

• Gemcom, LLC

• Gemini Fund Services, LLC

• Northern Lights Compliance Services, LLC

• Northern Lights Distributors, LLC

• Orion Advisor Services, LLC

• Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • AdvisorOne does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

Advisor

CLS Investments, LLC

4020 South 147th Street

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

1-866-811-0225

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

1-866-811-0225

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus.

A description of the Funds proxy voting policies and procedures is available without charge and

Upon request by calling 1-866-811-0225 or by accessing the

Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling 1-866-811-0225 or accessing the Funds’ Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov.  The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

Milestone Treasury Obligations Fund

4020 South 147th Street, Omaha, NE 68137

1-866-811-0225

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not required for semi-annual reports.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds.

By (Signature and Title)

/s/ Todd Clarke

       Todd Clarke, President

Date

8/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Todd Clarke

       Todd Clarke, President

Date

8/7/12

By (Signature and Title)

/s/ Dawn Borelli

       Dawn Borelli, Treasurer

Date

8/7/12